Notes to the consolidated statements of income - Net interest (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Notes to the consolidated statements of income
Net interest	€ 292,476	€ 280,429	€ 368,019
Interest expense	360,139	353,599	409,978
Interest income	€ 67,663	€ 73,170	€ 41,959